Share-Based Compensation (Summary of Stock Options Outstanding) (Detail)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 54.87
Options Outstanding, Number	6,744,720	10,997,892	9,191,480
Options Outstanding, Weighted Average Remaining Life in Years	5 years
Options Outstanding, Weighted Average Exercise Price	$ 54.87	$ 53.59	$ 56.88
Options Exercisable, Number	3,296,239
Options Exercisable, Weighted Average Exercise Price	$ 60.55
$37.84 to $41.60 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 39.01
Options Outstanding, Number	564,087
Options Outstanding, Weighted Average Remaining Life in Years	4 years
Options Exercisable, Number	564,087
Options Exercisable, Weighted Average Exercise Price	$ 39.01
$41.61 to $43.36 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 42.23
Options Outstanding, Number	1,559,353
Options Outstanding, Weighted Average Remaining Life in Years	7 years
Options Exercisable, Number	142,206
Options Exercisable, Weighted Average Exercise Price	$ 42.23
$43.37 to $45.40 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 45.40
Options Outstanding, Number	1,049,233
Options Outstanding, Weighted Average Remaining Life in Years	5 years
Options Exercisable, Number	820,061
Options Exercisable, Weighted Average Exercise Price	$ 45.65
$45.41 to $52.75 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 53.11
Options Outstanding, Number	1,178,225
Options Outstanding, Weighted Average Remaining Life in Years	5 years
Options Exercisable, Number	671,391
Options Exercisable, Weighted Average Exercise Price	$ 52.78
$52.76 to $78.86 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 55.62
Options Outstanding, Number	1,295,328
Options Outstanding, Weighted Average Remaining Life in Years	8 years
Options Exercisable, Number	0
Options Exercisable, Weighted Average Exercise Price	$ 0
$78.87 to $130.78 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 89.85
Options Outstanding, Number	1,098,494
Options Outstanding, Weighted Average Remaining Life in Years	2 years
Options Exercisable, Number	1,098,494
Options Exercisable, Weighted Average Exercise Price	$ 89.85